INCOME TAXES (Details - Tax reconciliation)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State tax rate, net of federal benefit	2.10%	3.90%
Foreign rate differential	0.70%	(9.20%)
Tax return to provision adjustments	(14.30%)	(94.60%)
Effect of state tax rate change	1.90%	(8.50%)
Change in valuation allowance	(12.60%)	95.70%
Permanent differences	(0.10%)	2.90%
Effective tax rate	(1.30%)	11.20%